Income Taxes	12 Months Ended
Dec. 31, 2023
Income Tax Disclosure [Abstract]
Income Taxes	Income Taxes
The provision for income taxes consists of the following:

	For the Year Ended December 31,
	2023	2022	2021
Current expense:
United Kingdom	$513	$87	$71
United States	541	(313)	4,924
Foreign	97	722	297
Total current expense	1,151	496	5,292
Deferred benefit:
United Kingdom	175	(1,231)	(5,198)
United States	(9,649)	(23,982)	(209)
Foreign	(833)	(558)	1,902
Total deferred benefit	(10,307)	(25,771)	(3,505)
Total provision for income taxes	$(9,156)	$(25,275)	$1,787
The Company’s subsidiaries incorporated in the United Kingdom were subject to the UK corporation tax rate at 23.5% for the year ended December 31, 2023, and 19% for the years ended December 31, 2022, and 2021. The Company’s subsidiaries incorporated in other jurisdictions were subject to income tax charges calculated according to the tax laws enacted or substantially enacted in the countries where they operate and generate income.
A reconciliation of the income tax expense calculated using the applicable federal statutory rate to the Company's actual income tax expense is as follows:

	For the Year Ended December 31,
	2023	2022	2021
Tax expense (benefit) at statutory rate (23.5% for 2023; 19% for 2022-21)	$(11,042)	$(511)	$130
Effect of different tax rates in different jurisdictions	2,368	150	871
Permanent items	66	(1,024)	(1)
Effect of research and development credits	(900)	(1,831)	(270)
Change in tax rates	—	—	(3,572)
Change in valuation allowances	150	(21,928)	5,210
Other	202	(131)	(581)
	$(9,156)	$(25,275)	$1,787
Deferred income taxes are recognized for the future tax consequences of temporary differences between the financial statement and tax bases of assets and liabilities. Significant components of the Company’s net deferred tax assets are as follows:

	For the Year Ended December 31,
	2023	2022
Deferred tax assets:
Accrued expense	$5,669	$4,967
Deferred revenue	4,070	3,240
Inventories	936	1,165
Intangible assets	1,263	642
Fixed assets	1,226	1,381
R&D Costs	6,480	—
Losses and credit carryforwards	49,102	46,784
Lease liability	214	315
Other	1,059	62
Less: valuation allowance	(1,019)	(1,828)
Total deferred tax asset	$69,000	$56,728
Deferred tax liability:
Intangible assets	(11,999)	(11,517)
Lease assets	(254)	(334)
Other	(367)	(250)
Total deferred tax liability	(12,620)	(12,101)
Net deferred tax assets	$56,380	$44,627
As discussed in detail in Note 3. Business Combinations, the Company recognized a deferred tax liability of $1,317 in conjunction with the Merger.

The Company recorded valuation allowances of $1,019 and $1,828 as of December 31, 2023 and 2022, respectively. As of each reporting date, management considers new evidence, both positive and negative, that could affect its view of the future realization of deferred tax assets. As of December 31, 2023, management determined that there is sufficient positive evidence to conclude that it is more likely than not that most deferred taxes were realizable. The valuation allowances that are provided on the deferred tax assets mainly relate to specific tax losses carried forward due to the uncertainty surrounding their realization. Based upon the more-likely-than-not standard of the accounting literature, those specific deferred tax assets and liabilities were not to be realized. If events occur in the future that improve the certainty of realization for these assets, an adjustment to the valuation allowances will be made and consequently income tax expenses will be reduced. The valuation allowance has no impact on its tax loss carryforwards position for tax purposes, and if the Company generates taxable income in future periods, the Company will be able to use its tax loss carryforwards to offset taxes due at that time.
As of December 31, 2023, the Company had loss carryforwards in the UK of approximately $97,460 which do not expire, in the US of approximately $96,800, of which $9,397 expire in 2038 if not utilized and $87,403 which do not expire, in France of approximately $167 which do not expire, in Poland of approximately $401 which expire in 2029 if not utilized, in China of approximately $1,010 which expire in 2026 if not utilized, in India of approximately $4 which expire in 2027 if not utilized and in Thailand of approximately $3,959 which expire in 2029 if not utilized. In addition, there is approximately $1,967 of US state loss carryforwards which will expire on various dates through 2043 if not utilized.
The Company has no uncertain tax positions as of December 31, 2023 and 2022, respectively. The Company’s policy is to recognize interest and penalties associated with uncertain tax positions as a component of income tax expense. As of December 31, 2023 and 2022, the Company has no accrued interest or penalties related to uncertain tax positions.
As of December 31, 2023 and 2022, the Company has not recorded a deferred tax liability for temporary differences relating to its undistributed earnings of its subsidiaries since such earnings are considered indefinitely reinvested or may be remitted tax-free upon distribution. The unrecorded DTL on the Company's undistributed earnings amounted to approximately $41,500 and $61,800 as of December 31, 2023 and 2022, respectively.